Cover	Oct. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2025
Entity File Number	001-40768
Entity Registrant Name	OMNIQ CORP.
Entity Central Index Key	0000278165
Entity Tax Identification Number	20-3454263
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	696 W Confluence Ave
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	(714)
Local Phone Number	899-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	OMQS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false